Quarterly Results of Operations - Schedule of Quarterly Results of Operations (Unaudited) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Total interest income	$ 114,092	$ 108,512	$ 108,177	$ 106,416	$ 114,779	$ 111,951	$ 109,283	$ 109,187	$ 437,197	$ 445,200	$ 420,327
Total interest expense	10,654	11,060	11,695	13,545	14,789	15,225	16,111	17,326	46,953	63,450	82,069
Net interest income	103,438	97,452	96,482	92,871	99,990	96,726	93,172	91,861	390,244	381,750	338,258
Provision for (Reversal of) loan losses	4,700	2,014	1,807	(3,377)	4,866	4,053	8,895	2,857	(5,145)	(20,671)	(25,867)
Net interest income after provision for loan losses	98,738	95,438	94,675	96,248	95,124	92,673	84,277	89,004	385,099	361,079	312,391
Gain (loss) on sale of investments, net	19	13	(57)	2,359	(4)	41	901	2,836	2,277	3,739	3,422
Other noninterest income	38,696	43,250	42,546	42,132	50,358	46,512	40,793	34,560
Noninterest expense	102,674	108,152	117,361	144,898	113,441	109,848	109,022	99,873	473,085	432,185	373,731
Income (loss) before income taxes expenses	34,779	30,549	19,803	(4,159)	32,037	29,378	16,949	26,527	80,972	104,891	70,519
Income tax expense	9,175	7,357	4,213	(4,876)	8,829	8,144	4,389	7,134	(15,869)	(28,496)	(16,981)
Net income	25,604	23,192	15,590	717	23,208	21,234	12,560	19,393	65,103	76,395	53,538
Preferred stock dividends
Income available to common shareholders	25,604	23,192	15,590	717	23,208	21,234	12,560	19,393	65,103	76,395	53,538
Earnings Allocated to Unvested Restricted Stock	(456)	(425)	(293)	(20)	(428)	(406)	(240)	(364)	(1,209)	(1,437)	(967)
Earnings available to common shareholders - Diluted	$ 25,148	$ 22,767	$ 15,297	$ 697	$ 22,780	$ 20,828	$ 12,320	$ 19,029	$ 63,894	$ 74,958	$ 52,571
Earnings per share - Basic	$ 0.86	$ 0.78	$ 0.53	$ 0.02	$ 0.79	$ 0.73	$ 0.43	$ 0.66	$ 2.20	$ 2.59	$ 1.88
Earnings per share - Diluted	$ 0.86	$ 0.78	$ 0.53	$ 0.02	$ 0.79	$ 0.73	$ 0.43	$ 0.66	$ 2.20	$ 2.59	$ 1.87
Cash dividends declared per common share	$ 0.34	$ 0.34	$ 0.34	$ 0.34	$ 0.34	$ 0.34	$ 0.34	$ 0.34	$ 1.36	$ 1.36	$ 1.36